ASPIRIANT REAL ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

MARKETABLE SECURITIES (32.92%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (13.81%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$4,156,118	$4,494,267
Invesco Water Resources ETF	Exchange-traded fund	36,903	2,499,696	2,598,322
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,103	16,485,221
Vanguard Global ex-U.S. Real Estate ETF	Exchange-traded fund	7,785	370,412	356,864
Vanguard Real Estate ETF	Exchange-traded fund	20,686	1,868,284	1,830,504
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	110,098
TOTAL EXCHANGE-TRADED FUNDS			16,620,933	25,875,276

MUTUAL FUNDS (19.11%)
Fidelity International Real Estate Fund	Mutual Fund	764,892	7,388,942	8,100,207
GMO Resources Fund - Class VI	Mutual Fund	107,610	2,208,584	2,312,544
Lazard Global Listed Infrastructure - Institutional Portfolio	Mutual Fund	563,674	8,936,601	10,241,962
Principal Real Estate Securities Fund - Class I	Mutual Fund	547,119	15,566,320	15,171,605
TOTAL MUTUAL FUNDS			34,100,447	35,826,318
TOTAL MARKETABLE SECURITIES			50,721,380	61,701,594

PORTFOLIO FUNDS [b] (66.51%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (5.98%)
Green Courte Real Estate Partners III, LLC [a,c]	Private Real Estate		$-	$227,996	12/6/2011
Prime Property Fund, LLC	Private Real Estate	577	8,536,503	10,978,134	9/28/2017
TOTAL MEMBERSHIP INTERESTS			8,536,503	11,206,130

NON-TRADED REAL ESTATE INVESTMENT TRUST (2.85%)
Blackstone Real Estate Income Trust, Inc. - Class I	Private Real Estate	377,547	4,100,418	5,336,212	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,100,418	5,336,212

PARTNERSHIP INTERESTS (57.68%)
Bayview MSR Opportunity Offshore, L.P.[a]	Private Credit		10,000,000	11,478,076	2/29/2024
Beacon Capital Strategic Partners VI, L.P.[a,c]	Private Real Estate		419,151	14,732	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,c]	Private Real Estate		-	345,544	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,518,834	4,777,930	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,604,024	12,002,059	11,330,317	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	1,546,353	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,c]	Private Real Estate		2,950,830	4,230,239	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	8,212,025	6/1/2021
Electron Infrastructure Fund, L.P.[a]	Infrastructure		2,000,000	2,007,025	10/1/2025
Energy Impact Fund II, L.P.[a]	Infrastructure		4,549,853	4,200,277	10/28/2021
GCP VI Feeder A, LPa	Private Real Estate		613,901	490,903	12/16/2024
GEM Realty Securities Flagship, L.P.[a]	Long/Short		-	3,596,705	8/3/2009
GI Data Infrastructure Fund L.P.[a,c]	Infrastructure		8,373,212	11,218,487	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,c]	Private Real Estate		-	21,307	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	1,990	1,607,842	2,501,006	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		10,357,736	11,870,075	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a,c]	Private Real Estate		403,544	83,745	12/30/2009
Oaktree Power Opportunities Fund VII, L.P.[a]	Infrastructure		1,081,145	983,895	9/18/2025
Paladin Realty Brazil Investors III (US-A), L.P.[a,c,d]	Private Real Estate		2,278,778	28,222	6/17/2011
Paulson Real Estate Fund II, L.P.[a,c]	Private Real Estate		74,495	5,513,200	5/24/2013
Rush Island, LPa	Long/Short		3,000,000	3,608,356	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,c]	Private Real Estate		7,989,108	7,848,285	4/6/2020
SecureSpace Property Partners L.P.[a]	Private Real Estate		7,034,373	7,823,191	12/7/2022
Sustainable Asset Fund III, L.P.[a]	Infrastructure		4,356,857	4,367,545	12/13/2021
TOTAL PARTNERSHIP INTERESTS			86,611,718	108,097,440
TOTAL PORTFOLIO FUNDS			99,248,639	124,639,782

SHORT-TERM INVESTMENT (1.39%)	Type of Investment
Goldman Sachs Financial Square Government Fund, 3.42%[c,e]	Money Market Fund	2,596,616	2,596,616	2,596,616
TOTAL SHORT-TERM INVESTMENT			2,596,616	2,596,616

TOTAL INVESTMENTS (100.82%)			$152,566,635	$188,937,992
Liabilities in excess of other assets (-0.82%)				(1,530,370)

TOTAL NET ASSETS (100.00%)				$187,407,622

a Non-income producing security.

b Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c All or a portion of this investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc.

d Affiliated investment for which ownership exceeds 5% of the investment's capital.

e The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America except Bayview MSR Opportunity Offshore, L.P., which is domiciled in Cayman Islands.